Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2023
Initial Public Offering [Abstract]
Schedule of Common Stock Reflected on the Balance Sheet	As of December 31, 2023, and December 31, 2022, the common stock reflected on the balance sheet is reconciled in the following table.
	As of December 31, 2023	As of December 31, 2022
Gross proceeds	$97,750,000	$97,750,000
Less:
Proceeds allocated to Warrants issued in IPO	(1,055,700)	(1,055,700)
Proceeds allocated to Rights issued in IPO	(1,270,750)	(1,270,750)
Offering costs of Public Units	(5,824,123)	(5,824,123)
Redemption	(50,225,065)	—
Plus:
Accretion of carrying value to redemption value	14,629,139	10,472,899
Common stock subject to possible redemption	$54,003,501	$100,072,326